ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2018
ORGANIZATION
Schedule of subsidiaries of the Company and variable interest entities where the Company is the primary beneficiary

As of December 31, 2018, subsidiaries of the Company and variable interest entities (“VIEs”) where the Company is the primary beneficiary include the following:

	Date of	Place of	Percentage of
	incorporation	incorporation	ownership	Principal activities

Subsidiaries

ChinaCache Network Technology (Beijing) Ltd. (“ChinaCache Beijing”)	August 25, 2005	The PRC	100%	Provision of technical consultation services

ChinaCache North America Inc. (“ChinaCache US”)	August 16, 2007	United States of America	100%	Provision of content and application delivery services

JNet Holdings Limited (“JNet Holdings”)	September 27, 2007	British Virgin Islands	100%	Investment holding

ChinaCache Networks Hong Kong Ltd. (“ChinaCache HK”)	April 7, 2008	Hong Kong	100%	Provision of content and application delivery services

ChinaCache Xin Run Technology (Beijing) Co., Ltd. (“Xin Run”)	July 18, 2011	The PRC	99%**	Construction of cloud infrastructure

Metasequoia Investment Inc. (“Metasequoia”)	March 28, 2012	British Virgin Islands	100%	Investment holding

ChinaCache Ireland Limited (“ChinaCache IE”) ****	November 18, 2013	Ireland	100%	Provision of content and application delivery services

Beijing Shou Ming Technology Co., Ltd. (“Beijing Shou Ming”)	August 15, 2014	The PRC	99%**	Computer hardware, technology development

Beijing Shuo Ge Technology Co., Ltd. (“Beijing Shuo Ge”) ****	August 15, 2014	The PRC	99%**	Mechanical equipment lease

Beijing Zhao Du Technology Co., Ltd. (“Beijing Zhao Du”) ***	August 15, 2014	The PRC	99%**	Mechanical equipment lease

ChinaCache Networks (UK) Limited (“ChinaCache UK”)	March 10, 2016	England and Wales	100%	Provision of content and application delivery services

ChinaCache Assets LLC (“CCAL”)	August 10, 2016	United States of America	100%	Real estate management

VIEs

Beijing Blue I.T. Technologies Co., Ltd. (“Beijing Blue IT”) *	June 7, 1998	The PRC	—	Provision of content and application delivery services

Beijing Jingtian Technology Limited (“Beijing Jingtian”) *	September 1, 2005	The PRC	—	Provision of content and application delivery services

ChinaCache Shouming Technology (Beijing) Co., Ltd. ("ChinaCache Shouming") *	June 6, 2018	The PRC	—	Technology Development

*The equity interest of Beijing Blue IT is held by the Founders, and Beijing Jingtian is held by two individual shareholders. The equity interest of ChinaCache Shouming is held by Tianjin Ding Sheng Zhi Da Technologies Co., Ltd ("Ding Sheng Zhi Da") and another individual shareholder. the Founders, Ding Sheng Zhi Da and the three individual shareholders are collectively referred as the “Nominee Shareholders”.

**On November 16, 2015, Xin Run received a capital injection of RMB1,292,000 (US$202,000) from Tianjin Shuishan Technology Co., Ltd, a PRC Company wholly owned by the Founders. As a result, the percentage of the Company’s equity ownership in Xin Run and Xin Run’s wholly-owned subsidiaries, is 99% as of December 31, 2017 and 2018.

***In July 2017, Xin Run transferred all of its equity interests in Beijing Zhao Du to a buyer (Note 10). However, due to the disputes disclosed in Note 26, the transfer is not yet closed.

Schedule of financial information of the consolidated VIEs before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Group

	As of December 31,
	2017	2018
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	27,113	14,557	2,117
Restricted cash	—	3,169	461
Accounts receivable (net of allowance for doubtful accounts of RMB80,612 and RMB80,484 (US$11,706) as of December 31, 2017 and 2018, respectively)	76,359	72,844	10,595
Prepaid expenses and other current assets	45,007	12,711	1,849
Amounts due from inter-companies(1)	185,801	9,572	1,392

Total current assets	334,280	112,853	16,414

Non-current assets:
Property and equipment, net	—	2,291	333
Intangible assets, net	—	35	5
Long term investments	10,103	10,103	1,469
Long term deposits and other non-current assets	7,345	4,711	686

Total non-current assets	17,448	17,140	2,493

TOTAL ASSETS	351,728	129,993	18,907

	As of December 31,
	2017	2018
	RMB	RMB	US$
LIABILITIES:
Current liabilities:
Short-term borrowings	9,960	—	—
Accounts payable	353,133	316,963	46,100
Accrued employee benefits	32,783	24,898	3,621
Accrued expenses and other current liabilities	29,728	38,915	5,660
Other payables	15,547	15,072	2,192
Income tax payable	10,455	10,991	1,599
Amounts due to inter-companies(1)	499,375	263,551	38,332
Amounts due to subsidiaries held for sale (2)	737	737	107
Current portion of capital lease obligations	42,735	1,284	187
Deferred government grant	13,000	1,696	247

Total current liabilities	1,007,453	674,107	98,045

Non-current liabilities:
Non-current portion of capital lease obligations	1,421	—	—
Deferred government grant	6,581	14,350	2,087
Total non-current liabilities	8,002	14,350	2,087

Total liabilities	1,015,455	688,457	100,132

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.

(2)	Information with respect to subsidiaries held for sale is discussed in Note 10.

	For the Years Ended December 31,
	2016	2017	2018
	RMB’000	RMB’000	RMB’000	US$’000
Net revenues
-Third party customers	658,475	479,012	344,108	50,048
-Inter-companies	321,161	342,035	499,017	72,579
Net (loss)/profit	(627,544)	(88,547)	105,324	15,319